Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.82%
Five Years	15.17%
Ten Years	6.89%
Inception Date	Oct. 23, 1958
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.91%
Five Years	15.27%
Ten Years	7.01%
Inception Date	Nov. 12, 2001
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.16%
Five Years	14.01%
Ten Years	7.20%
Inception Date	Jun. 24, 1985
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.26%
Five Years	14.10%
Ten Years	7.30%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.31%
Five Years	14.63%
Ten Years	6.02%
Return After Taxes on Distributions | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.70%
Five Years	13.05%
Ten Years	6.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.88%
Five Years	12.23%
Ten Years	5.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.02%
Five Years	11.21%
Ten Years	5.79%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.45%
Five Years	15.42%
Ten Years	7.30%